Net Loss per Share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule of basic and diluted net loss per share [Abstract]
Net loss attributable to common stockholders ($ in thousands)	$ (8,898)	$ (41,260)	$ (144,887)	$ (25,787)
Weighted average common shares outstanding — basic and diluted	8,886,421	126,693,218	101,236,461	8,878,928
Net loss per share attributable to common stockholders — basic and diluted	$ (1.00)	$ (0.33)	$ (1.43)	$ (2.90)